INCOME TAXES (Schedule of Income Tax Benefits/(Expenses)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current	$ (2,250)	$ (4,324)	$ (1,585)
Deferred	3,963	1,831	1,319
Total	$ 1,713	$ (2,493)	$ (266)